Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PARADIGM FUNDS
Entity Central Index Key	0001196878
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Paradigm Value Fund
Shareholder Report [Line Items]
Fund Name	Paradigm Value Fund
Class Name	Paradigm Value Fund
Trading Symbol	PVFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Paradigm Value Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paradigmcapital.com/paradigm-capital-products/fact-sheets-forms-filings/. You can also request this information by contacting us at 1-800-595-3044.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-595-3044
Additional Information Website	https://www.paradigmcapital.com/paradigm-capital-products/fact-sheets-forms-filings/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Paradigm Value Fund	$137	1.33%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

The Paradigm Value Fund (the"Fund") increased 5.72% in 2025, compared to a 12.59% increase for its benchmark, the Russell 2000 Value Index. Since inception (January 1, 2003) on an annualized basis, the Fund has returned 11.59%, compared to 9.34% for the benchmark.

The Industrials sector was the largest contributor to the portfolio in 2025 due to strong stock selection and an overweight allocation to the sector. Our overweight position in the Information Technology sector also resulted in the sector being an additional top contributor to the portfolio for the year.

The Health Care sector underperformed in 2025. It was the largest detractor to the portfolio due to stock-specific challenges in the Health Care Equipment & Supplies and Life Sciences Tools & Services industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	5 Year	10 Year
Paradigm Value Fund	5.72%	6.95%	10.19%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 2000® Value Index	12.59%	8.88%	9.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 01, 2025
Net Assets	$ 46,598,469
Holdings Count | shares	42
Advisory Fees Paid, Amount	$ 612,629
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$46,598,469
Number of Portfolio Holdings	42
Portfolio Turnover Rate (%)	27%
Total Advisory Fees Paid ($)	$612,629

Holdings [Text Block]
What did the Fund invest in?
Top 10 Holdings	% of Total Investments
EMCOR Group Inc.	7.5%
Kulicke & Soffa Industries Inc.	4.4%
RadNet, Inc.	4.2%
Insight Enterprises, Inc.	4.2%
A10 Networks, Inc.	4.2%
Addus HomeCare Corporation	4.1%
Enviri Corporation	3.8%
American Eagle Outfitters, Inc.	3.8%
Tactile Systems Technology, Inc.	3.7%
Sensient Technologies Corporation	3.5%
Sectors (% of Total Investments)

Largest Holdings [Text Block]
Top 10 Holdings	% of Total Investments
EMCOR Group Inc.	7.5%
Kulicke & Soffa Industries Inc.	4.4%
RadNet, Inc.	4.2%
Insight Enterprises, Inc.	4.2%
A10 Networks, Inc.	4.2%
Addus HomeCare Corporation	4.1%
Enviri Corporation	3.8%
American Eagle Outfitters, Inc.	3.8%
Tactile Systems Technology, Inc.	3.7%
Sensient Technologies Corporation	3.5%

Material Fund Change [Text Block]	Material Fund Changes Effective May 1, 2025, the Fund contractually reduced the Management Fees to 1.25%.
Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the Fund contractually reduced the Management Fees to 1.25%.
Paradigm Select Fund
Shareholder Report [Line Items]
Fund Name	Paradigm Select Fund
Class Name	Paradigm Select Fund
Trading Symbol	PFSLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Paradigm Select Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paradigmcapital.com/paradigm-capital-products/fact-sheets-forms-filings/. You can also request this information by contacting us at 1-800-595-3044.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-595-3044
Additional Information Website	https://www.paradigmcapital.com/paradigm-capital-products/fact-sheets-forms-filings/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Paradigm Select Fund	$123	1.15%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

The Paradigm Select Fund (the "Fund") appreciated 13.27% in 2025, compared to an increase of 11.91% for its benchmark, the Russell 2500 Index. Since inception (January 1, 2005) on an annualized basis, the Fund has returned 10.45%, compared to 8.93% for the benchmark.

The Information Technology sector, followed by the Industrials sector, were the largest contributors to the portfolio in 2025 primarily due to overweight sector allocations. Strong stock selection in the Information Technology sector also contributed to the portfolio, outperforming with a return of 33.73% versus the benchmark return of 15.49% for the year.

There were no material detractors to the portfolio in 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	5 Year	10 Year
Paradigm Select Fund	13.27%	10.12%	13.10%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 2500® Index	11.91%	7.26%	10.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	May 01, 2025
Net Assets	$ 124,190,872
Holdings Count | shares	42
Advisory Fees Paid, Amount	$ 1,350,370
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$124,190,872
Number of Portfolio Holdings	42
Portfolio Turnover Rate (%)	15%
Total Advisory Fees Paid ($)	$1,350,370
Total Advisory Fees Before Waiver ($)	$1,492,674

Holdings [Text Block]
What did the Fund invest in?
Top 10 Holdings	% of Total Investments
Natera, Inc.	11.0%
EMCOR Group Inc.	7.6%
Lumentum Holdings Inc.	7.3%
Goldman Sachs FS Government Fund Institutional Class	6.5%
Globus Medical, Inc. - Class A	6.1%
Teradyne, Inc.	5.2%
Marvell Technology, Inc.	4.7%
Carpenter Technology Corporation	4.0%
Zurn Elkay Water Solutions Corporation	3.8%
Builders FirstSource, Inc.	3.5%
Sectors (% of Total Investments)

Largest Holdings [Text Block]
Top 10 Holdings	% of Total Investments
Natera, Inc.	11.0%
EMCOR Group Inc.	7.6%
Lumentum Holdings Inc.	7.3%
Goldman Sachs FS Government Fund Institutional Class	6.5%
Globus Medical, Inc. - Class A	6.1%
Teradyne, Inc.	5.2%
Marvell Technology, Inc.	4.7%
Carpenter Technology Corporation	4.0%
Zurn Elkay Water Solutions Corporation	3.8%
Builders FirstSource, Inc.	3.5%

Material Fund Change [Text Block]	Material Fund Changes Effective May 1, 2025, the Fund contractually reduced the Management Fees to 1.15%.
Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the Fund contractually reduced the Management Fees to 1.15%.
Paradigm Micro-Cap Fund
Shareholder Report [Line Items]
Fund Name	Paradigm Micro-Cap Fund
Class Name	Paradigm Micro-Cap Fund
Trading Symbol	PVIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Paradigm Micro-Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paradigmcapital.com/paradigm-capital-products/fact-sheets-forms-filings/. You can also request this information by contacting us at 1-800-595-3044.
Additional Information Phone Number	1-800-595-3044
Additional Information Website	https://www.paradigmcapital.com/paradigm-capital-products/fact-sheets-forms-filings/
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Paradigm Micro-Cap Fund	$122	1.25%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

The Paradigm Micro-Cap Fund (the "Fund") decreased 4.79% in 2025, compared to an increase of 22.98% for its benchmark, the Russell Microcap Index. Since inception (January 1, 2008) on an annualized basis, the Fund has returned 8.93%, compared to 7.76% for the benchmark.

The Industrials sector was the largest contributor to the portfolio in 2025 due to an overweight allocation to the sector. Stocks in the Commercial and Professional Services industry outperformed, returning 16.72% versus (25.73%) for the benchmark. Likewise, stocks in the Commercial Services & Supplies industry performed strongly returning 132.79% versus 8.64% for the benchmark.

Health Care was the largest detractor to the portfolio in 2025 due to stock-specific challenges in the Health Care Equipment & Supplies and Life Sciences Tools & Services industries. Strong stock selection in the Healthcare Providers & Services industry partially offset the negative performance of the sector for the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	5 Year	10 Year
Paradigm Micro-Cap Fund	-4.79%	5.29%	11.81%
S&P 500® Index	17.88%	14.42%	14.82%
Russell Microcap® Index	22.98%	7.32%	9.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 134,272,610
Holdings Count | shares	40
Advisory Fees Paid, Amount	$ 1,802,626
Investment Company, Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$134,272,610
Number of Portfolio Holdings	40
Portfolio Turnover Rate (%)	87%
Total Advisory Fees Paid ($)	$1,802,626

Holdings [Text Block]
What did the Fund invest in?
Top 10 Holdings	% of Total Investments
Modine Manufacturing Company	9.8%
Goldman Sachs FS Government Fund Institutional Class	9.2%
Onto Innovation Inc.	5.8%
The Ensign Group, Inc.	5.1%
Integra LifeSciences Holdings Corporation	4.5%
Orthofix Medical, Inc.	4.4%
Enviri Corp.	3.9%
Veeco Instruments Inc.	3.8%
The Pennant Group, Inc.	3.7%
Extreme Networks, Inc.	3.7%
Sectors (% of Total Investments)

Largest Holdings [Text Block]
Top 10 Holdings	% of Total Investments
Modine Manufacturing Company	9.8%
Goldman Sachs FS Government Fund Institutional Class	9.2%
Onto Innovation Inc.	5.8%
The Ensign Group, Inc.	5.1%
Integra LifeSciences Holdings Corporation	4.5%
Orthofix Medical, Inc.	4.4%
Enviri Corp.	3.9%
Veeco Instruments Inc.	3.8%
The Pennant Group, Inc.	3.7%
Extreme Networks, Inc.	3.7%